Financial investments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Investments
Schedule of financial investments

		2022	2021
Amortized cost
Time deposit investments		-	106,271
Fair value through profit or loss
LFT´s and LF´s	(i)	1,789,375	2,337,171
Restricted funds investments	(ii)	305,485	852,362
Other		217,771	213,751
Total		2,312,631	3,509,555

Current assets		2,295,497	3,492,710
Non-current assets		17,134	16,845
Total		2,312,631	3,509,555

(i)	These refer to Brazilian floating-rate government bonds ("LFTs") issued by the Brazilian federal government and floating-rate bonds ("LFs") issued by financial institutions.
(ii)	Includes the following amounts: R$175,153 (2021: R$835,517) in restricted funds used in the Program for Relocation of Residents in Alagoas (Note 26.1(i)); and R$130,332 (2021: R$16,845) their use depends on complying with the contractual obligations of the debentures and borrowings. See Note 18.